Other assets and receivables	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other assets and receivables
23 Other assets and receivables

	Note	2023	2022

Real estate held for own use and equipment	23.1	258	324

Receivables	23.2	3,567	7,857

Accrued income	23.3	736	814

Right-of-use assets	23.4	150	158

On December 31		4,712	9,153
23.1 Real estate held for own use and equipment

Total real estate held for own use and equipment	2023	2022

Real estate held for own use	64	73

Equipment	194	251

On December 31	258	324

Real estate held for own use	2023	2022

Cost

On January 1	73	185

Capitalized subsequent expenditure	1	1

Disposals	-	(32)

Unrealized gains/(losses) through equity	(2)	(1)

Depreciation through income statement	(2)	(4)

Impairment losses	(3)	-

Transfers to disposal groups	-	(76)

Net exchange differences	(2)	4

Other	-	(4)

On December 31	64	73

Gross carrying value	87	96

Accumulated depreciation and impairments	(23)	(23)

Net book value on December 31	64	73

Real estate held for own use:

Carrying amount under a historical cost model	70	72

% of real estate appraised in the current year	76%	7%

% of appraisals performed by independent external appraisers	100%	100%
General account real estate held for own use has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses are recorded in note 13 “Other operating expenses” in the income statement. The useful lives of buildings range between 40 and 50 years.

Equipment	2023	2022
Cost

On January 1	251	270

Additions	62	72

Acquisitions through business combinations	-	2

Disposals	(47)	(6)

Depreciation through income statement	(66)	(71)

Transfers to disposal groups	-	(27)

Net exchange differences	(6)	13

Other	-	(1)
On December 31	194	251

Gross carrying value	602	636

Accumulated depreciation and impairments	(408)	(386)
Net book value on December 31	194	251
None of the equipment is held for lease (2022: none). Equipment has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses have been recorded in note 13 “Other operating expenses” in the income statement. Equipment is generally depreciated over a period of three
to five years.

23.2 Receivables

	2023	2022

Loans to associates	8	8

Receivables from policyholders	137	142

Receivables from brokers and agents	239	256

Cash outstanding from assets sold	133	134

Trade receivables	178	881

Cash collateral	516	3,372

Income tax receivable	172	294

Other	2,194	2,899

Expected credit losses	(10)	(129)

On December 31	3,567	7,857

Current	3,564	7,843

Non-current	2	13
With the exception of receivables from reinsurers, the receivables balances presented above are mostly not externally rated.
The decrease in cash collateral at December 31, 2023 compared to December 31, 2022 is mainly due to the decrease in the volume of derivative transactions as a result of the transaction with a.s.r.
The movements in the expected credit losses for receivables during the year were as follows:

	2023	2022

On January 1	(129)	(113)

Expected credit losses	(29)	(18)

Reversal of expected credit losses	-	2

Transfers to disposal groups	-	4

Other movements	148	(5)

On December 31	(10)	(129)
Other movements in 2023 reflect that ECL balances related to insurance and reinsurance receivables
are presented as part of insurance and reinsurance contracts.

23.3 Accrued income

	2023	2022

Accrued interest	736	813

Other	-	1

On December 31	736	814

Current	736	814

23.4
Right-of-use
assets

	Real estate for own use	Equipment	Other	Total

Net Book Value

On January 1, 2023	143	14	1	158

Additions	19	4	3	26

Disposals	(1)	-	-	(1)

Modification of lease contracts	2	-	-	2

Depreciation through income statement	(24)	(8)	(1)	(32)

On December 31, 2023	138	10	3	150

Gross carrying value	247	37	7	290

Accumulated depreciation	(109)	(27)	(3)	(140)

Net book value 2023	138	10	3	150

Net Book Value

On January 1, 2022	182	14	3	199

Additions	24	10	1	34

Disposals	(8)	-	-	(8)

Modification of lease contracts	3	-	-	3

Depreciation through income statement	(29)	(10)	(1)	(41)

Transfers to disposal groups	(28)	-	-	(28)

Net exchange differences	(2)	1	-	(2)

Other	2	-	-	2

On December 31, 2022	143	14	1	158

Gross carrying value	256	35	4	295

Accumulated depreciation	(113)	(21)	(3)	(138)

Net book value 2022	143	14	1	158
Right-of-use
assets are mainly held by Aegon UK and Aegon Americas.
For information on the Lease liabilities and respective maturity analysis, please see note 35 Other liabilities and note 4 Financial risks, respectively.